Note 15 - Income Taxes (Details 1) - CAD ($)	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Deferred tax assets
Non-capital loss carry-forwards	$ 11,847,710	$ 8,972,285	$ 7,427,516
Book and tax basis differences on assets and liabilities	1,041,360	863,215	3,409,343
Other	2,586,070	2,681,375	0
Investment tax credit	3,354,760	2,865,404	2,405,365
Undeducted research and development expenditures	4,870,130	4,158,178	3,710,274
Capital loss carryforwards	326,060	326,064	0
Share issuance cost	1,152,750	436,427	0
Net operating loss carryforwards	0	14,135	0
Gross deferred tax assets	25,178,840	20,317,083	16,952,498
Valuation allowances for deferred tax assets	(25,178,840)	(20,317,083)	(16,952,498)
Net deferred tax assets	$ 0	$ 0	$ 0